Non-controlling interests	12 Months Ended
Dec. 31, 2021
Non Controlling Interests [Abstract]
Non-controlling interests

20. Non-controlling interests

The Company held less than 100% interest in the following two entities during the last three fiscal years. The Company's interest in these subsidiaries at December 31, 2021 and 2020 was as follows:

Name of subsidiary	Segment activity	Place of incorporation and operation	Proportion of ownership interest held by group
Pathogen Removal and Diagnostic Technologies Inc.	Corporate	Delaware, U.S.	77%
NantPro Biosciences, LLC	Plasma-derived therapeutics	Delaware, U.S.	73%

NantPro Biosciences, LLC or Nantpro, wound up its activities in 2019. There have been no operating costs since 2020. The carrying value of NantPro’s assets and liabilities was $nil at December 31, 2021 and 2020 and consequently, the share of the NCI in the NantPro statement of financial position is $nil at December 31, 2021 and 2020.

The summarized statements of financial position for Pathogen Removal and Diagnostic Technologies Inc, or PRDT, and the summarized statements of operations for PRDT are provided below. This information is based on amounts before inter-company eliminations.

Summarized statements of financial position for PRDT:

	December 31,	December 31,
	2021	2020
Receivables (current)	$227	$233
Capital and intangible assets (long-term)	74	113
Trade and other payables (current)	(987)	(877)
Intercompany loan	(17,329)	(16,846)
Total equity (negative equity)	$(18,015)	$(17,377)
Attributable to non-controlling interests	$(8,756)	$(8,087)

The share of the NCI in PRDT’s statement of financial position represents an asset on the Company’s consolidated statement of financial position.

Summarized statement of operations of PRDT:

Year ended December 31	2021	2020	2019
Royalty revenues	$565	$572	$585
Royalty expenses	(88)	(128)	(132)
Research and development expenses	(244)	(196)	(215)
Administration expenses	(946)	(1,506)	(896)
Impairment loss	—	—	(129)
Net loss and comprehensive loss	$(713)	$(1,258)	$(787)
Attributable to non-controlling interests	$(669)	$(832)	$(713)